CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Convertible Preferred Units	Common Units	Common Stock Class A	Common Stock Class B	Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interests	Class A	Class B	Total
Beginning balance (shares) at Dec. 31, 2019										6,000,000
Beginning balance at Dec. 31, 2019										$ 2,140
Ending balance (shares) at Dec. 31, 2020										6,000,000
Ending balance at Dec. 31, 2020										$ 2,140
Beginning balance (shares) at Dec. 31, 2019	532,888,000
Beginning balance at Dec. 31, 2019	$ 610,211
Beginning balance (shares) at Dec. 31, 2019		5,442,000
Beginning balance at Dec. 31, 2019		$ 17,187				$ (590,740)				36,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of convertible preferred units (shares)	9,635,000
Sale of convertible preferred units	$ 18,500									18,500
Issuance of convertible preferred units (shares)	206,000
Issuance of convertible preferred units	$ 378									378
Exercise of common unit options (shares)		105,000
Exercise of common unit options		$ 43								43
Repurchase of common units (shares)		(55,000)
Repurchase of common units		$ (49)								(49)
Issuance of treasury units										0
Equity-based compensation expense		$ 3,718								3,718
Net loss						(88,387)				(88,387)
Net loss attributable to legacy NuScale LLC holders prior to Transaction										0
Ending balance (shares) at Dec. 31, 2020	542,729,000
Ending balance at Dec. 31, 2020	$ 629,089
Ending balance (shares) at Dec. 31, 2020		5,492,000
Ending balance at Dec. 31, 2020		$ 20,899				(679,127)				$ (29,139)
Ending balance (shares) at Dec. 31, 2021										6,000,000
Ending balance at Dec. 31, 2021										$ 2,140
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of convertible preferred units (shares)	90,500,000
Sale of convertible preferred units	$ 190,540									190,540
Issuance of convertible preferred units (shares)	32,000
Issuance of convertible preferred units	$ 65									65
Exercise of common unit options (shares)		3,483,000
Exercise of common unit options		$ 748								748
Repurchase of common units (shares)		(15,000)
Repurchase of common units		$ (17)								(17)
Issuance of treasury units (shares)		114,000
Issuance of treasury units		$ 113								113
Equity-based compensation expense		6,441								6,441
Net loss						(102,493)				(102,493)
Net loss attributable to legacy NuScale LLC holders prior to Transaction										0
Ending balance (shares) at Dec. 31, 2021	633,261,000
Ending balance at Dec. 31, 2021	$ 819,694	$ 28,184
Ending balance (shares) at Dec. 31, 2021		9,074,000
Ending balance at Dec. 31, 2021		$ 28,184				(781,620)				66,258
Ending balance (shares) at Dec. 31, 2021		9,074,000
Ending balance (shares) at Dec. 31, 2021			0	0
Ending balance at Dec. 31, 2021			$ 0	$ 0	$ 0	(781,620)	$ 0			$ 66,258
Increase (Decrease) in Temporary Equity [Roll Forward]
Reverse recapitalization, net (shares)										(6,000,000)
Reverse recapitalization, net										$ (2,140)
Ending balance (shares) at Dec. 31, 2022										0
Ending balance at Dec. 31, 2022										$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of convertible preferred units										0
Issuance of convertible preferred units (shares)		12,000
Issuance of convertible preferred units										$ 0
Exercise of common unit options (shares)		3,764,000								3,197,310
Exercise of common unit options		$ 847								$ 847
Repurchase of common units (shares)		(358,000)
Repurchase of common units		$ (566)								(566)
Issuance of treasury units		20								20
Conversion of equity award to liability award		(50)								(50)
Equity-based compensation expense		$ 1,359		$ 7,972						9,331
Net loss										(25,914)
Reverse recapitalization, net (shares)	(633,261,000)	(12,492,000)	41,971,000	178,397,000
Reverse recapitalization, net	$ (819,694)	$ (29,794)	$ 4	$ 18	220,606	656,597	280,113			307,850
Exercise of common share options and warrants (shares)			4,432,000
Exercise of common share options and warrants			$ 1		34,969					34,970
Issuance of earn-out shares upon triggering event										0
Issuance of earn-out shares upon triggering event (shares)			1,644,000
Conversion of combined interest into Class A shares (shares)			21,306,000	(21,306,000)
Conversion of combined interest into Class A shares			$ 2	$ (2)						0
Rebalancing of ownership percentage for conversion of combined interest into Class A shares					33,201		(33,201)			0
Net loss attributable to legacy NuScale LLC holders prior to Transaction						(31,155)				(31,155)
Net loss after the Transaction						(25,914)	(84,504)			(110,418)
Ending balance (shares) at Dec. 31, 2022	0
Ending balance at Dec. 31, 2022	$ 0
Ending balance (shares) at Dec. 31, 2022		0
Ending balance (shares) at Dec. 31, 2022			69,353,000	157,091,000				69,353,019	157,090,820
Ending balance at Dec. 31, 2022		$ 0	$ 7	$ 16	$ 296,748	$ (182,092)	$ 162,408			$ 277,087